Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2022	Jan. 26, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 400	$ 200
Salaries and benefits	4,283	5,163
Sale of stock			1,723,620	17,948,718	165,889
Stock value	7,000
Shares granted	1,300	2,500
Recognized expenses	700	0
Related loans provided	$ 200	0
First Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Sale of stock	2,000,000
Fair market value	$ 1,400
Second Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Sale of stock	3,600,000
Fair market value	$ 2,500
Third Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Sale of stock	2,800,000
Fair market value	$ 2,000
Key Management [Member]
IfrsStatementLineItems [Line Items]
Fair market value of shares	1,600,000
Salaries and benefits	$ 1,100
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Grant date shares	3,100,000
Grant date Value	$ 500
Compensation expense	$ 700	400
R S Us [Member]
IfrsStatementLineItems [Line Items]
Grant date shares	1,200,000
Grant date Value	$ 500
Compensation expense	$ 200	$ 100